Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q3PH

Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 35

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), January 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Municipal Green Bond ETF ..................................... 83,000 $ 2,005,280
Total Management Investment Companies (Cost $ 2,255,733 ) .....................
2,005,280
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
b
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 35,720,552
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
35,720,552
Senior Floating Rate Interests 0.3%
Real Estate Management & Development 0.1%
b ,c
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 6.89% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 8,146,112 8,241,114
Residential REITs 0.2%
b ,c
Centennial Gardens LP , Delay Draw Term Loan , 6.89% , ( 1-month USD LIBOR + 1.5% ),
7/27/24 ......................................................... 16,317,314 16,453,711
Total Senior Floating Rate Interests (Cost $ 24,463,425 ) ..........................
24,694,825
Municipal Bonds 98.2%
Alabama 2.8%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,253,393
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,126,959
d
Black Belt Energy Gas District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 20,000,000 20,036,288
Revenue , 2022 B-1 , Mandatory Put , 4% , 10/01/27 ......................... 10,000,000 9,993,628
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 26,315,271
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,412,396
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,285,708
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,553,322
County of Jefferson ,
Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 ....................... 15,500,000 16,832,265
Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 ........................ 24,100,000 26,732,728
e
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,200,000 11,832,807
d
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,533,403
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,739,348
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 3,397,964
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.25% , 8/01/53 ... 8,000,000 8,682,049
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.5% , 8/01/58 .... 2,000,000 2,204,745
d
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 1,000,000 990,988
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,937,473
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,371,990
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,190,413
255,423,138
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue , 2015 , Refunding , 5.25% , 10/01/36 ............................. 16,045,000 16,352,738

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alaska (continued)
Alaska Municipal Bond Bank Authority, (continued)
Revenue , 2015 , Refunding , 5% , 10/01/39 ................................ $ 12,950,000 $ 13,123,339
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 3,043,450
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 1,490,000 1,505,993
34,025,520
Arizona 2.6%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 211,724
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 227,023
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 230,881
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 235,592
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 220,057
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/41 ............. 720,000 684,079
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/51 ............. 550,000 484,417
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/61 ............. 6,050,000 5,141,748
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 9,154,674
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 9,266,791
d
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,314,797
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,193,218
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,204,613
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 25,089,705
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,198,118
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 14,985,000 14,705,801
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,454,937
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,515,099
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,916,481
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 24,791,202
Christian Care Obligated Group , Revenue , 2016 A , Pre-Refunded , 5% , 1/01/36 ... 5,000,000 5,155,519
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 17,667,626
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,047,876
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 7,172,822
State of Arizona ,
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ................. 6,000,000 7,292,845
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ................. 5,000,000 6,206,322
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ................. 9,860,000 12,370,106
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,051,533
235,205,606
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,131,918

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 7.6%
e
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... $ 17,835,000 $ 17,708,193
d
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,682,362
d
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,283,705
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 45,748,665
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 19,095,756
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 14,841,843
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,489,409
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 425,000 471,051
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 620,000 684,280
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 8,607,492
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 13,844,632
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 8,221,584
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,528,408
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,318,062
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,831,405
Corona-Norco Unified School District ,
GO , C , AGMC Insured , 6.2% , 8/01/29 .................................. 3,250,000 3,665,822
GO , C , Pre-Refunded , AGMC Insured , 6.8% , 8/01/39 ....................... 8,500,000 9,715,329
GO , C , AGMC Insured , Zero Cpn., 8/01/39 ............................... 7,500,000 3,897,915
e
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 7,993,702
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,499,114
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,972,512
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 11,387,591
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,854,223
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 3,010,000 2,649,432
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,073,682
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,603,253
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,453,189
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,152,693
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,961,836
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,158,677
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 18,837,845
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.4% , 1/15/30 ................. 15,475,000 17,784,325
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 24,421,410
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 16,212,324
New Haven Unified School District ,
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/31 ............................ 2,055,000 1,629,654
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/32 ............................ 7,830,000 5,993,957
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/33 ............................ 7,660,000 5,651,802
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 24,147,548
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/24 .................................... 2,135,000 2,126,126

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Oro Grande Elementary School District, (continued)
COP , 2020 , Refunding , 4% , 9/15/25 .................................... $ 2,120,000 $ 2,114,512
COP , 2020 , Refunding , 4% , 9/15/27 .................................... 2,400,000 2,403,405
COP , 2020 , Refunding , 4% , 9/15/28 .................................... 2,095,000 2,095,289
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 12,048,360
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 16,121,457
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 27,657,235
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,426,828
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,708,081
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 53,231,310
San Mateo Union High School District ,
GO , 2011 A , Zero Cpn., 9/01/33 ....................................... 6,065,000 5,960,252
GO , 2011 A , Zero Cpn., 9/01/41 ....................................... 20,000,000 20,857,182
Santa Ana Unified School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/35 ........................... 10,000,000 6,698,265
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 18,865,000 12,026,756
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/37 ........................... 10,000,000 6,048,349
f
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.248% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,561,335
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,023
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/29 .................... 10,000,000 8,510,773
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/30 .................... 20,845,000 17,220,188
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/31 .................... 20,000,000 16,001,550
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/32 .................... 10,730,000 8,296,829
685,208,787
Colorado 2.9%
e
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,736,650
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , 5% , 12/01/47 ..........
2,440,000 2,355,347
e
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,485,916
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,099,588
Airport System , Revenue , 2013 B , Refunding , 5.25% , 11/15/33 ............... 16,405,000 16,416,059
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/37 .................. 10,000,000 10,459,125
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/43 .................. 5,000,000 5,145,731
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/43 ............... 11,045,000 11,569,462
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48 .................. 15,500,000 15,877,972
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 11,361,723
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,501,409
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 40,639,504
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/35 ................. 2,000,000 1,253,213
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/36 ................. 2,500,000 1,492,677
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/37 ................. 2,455,000 1,392,228
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/38 ................. 2,000,000 1,066,154
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,209,602
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/41 ...... 30,505,000 31,146,173
AdventHealth Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,000,000 12,435,022
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 12,266,696
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 11,132,160

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... $ 4,930,000 $ 4,249,473
University of Colorado Health Obligated Group , Revenue , 2020 A , 4% , 9/01/45 ... 1,000,000 979,651
University of Colorado Health Obligated Group , Revenue , 2020 A , 4% , 9/01/50 ... 3,000,000 2,856,762
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,662,789
e
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,902,894
Eagle River Water & Sanitation District , Wastewater , Revenue , 2020 A , AGMC Insured ,
4% , 12/01/45 ..................................................... 1,250,000 1,257,055
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 .................
1,575,000 1,448,249
e
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,568,095
Hunters Overlook Metropolitan District No. 5 ,
GO , 2019 A , 5% , 12/01/39 ........................................... 746,000 730,646
GO , 2019 A , 5% , 12/01/49 ........................................... 1,000,000 936,839
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 3,014,271
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 25,201,158
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 1,032,828
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
5,745,000 5,473,785
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AGMC Insured , 5% , 12/01/48 ........................ 800,000 856,910
GO , 2023 , Refunding , AGMC Insured , 5.125% , 12/01/57 .................... 2,150,000 2,305,763
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 441,916
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 1,004,623
263,966,118
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,226,150
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,769,067
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,857,162
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,560,318
18,412,697
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,104,604
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,472,907
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,080,473
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 1,600,000 1,517,792
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,919,178
8,094,954
Florida 8.7%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,178,310
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,416,068

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... $ 5,020,000 $ 4,341,951
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,732,640
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,306,534
e
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 600,701
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% , 4/01/39 ...... 5,000,000 5,009,545
Health First, Inc. Obligated Group , Revenue , 2022 A , Refunding , 5% , 4/01/52 ..... 10,000,000 10,590,994
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,571,304
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/32 ...... 1,100,000 1,150,044
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/35 ...... 1,000,000 1,032,004
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 2,146,475
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 2,011,135
Capital Trust Agency, Inc. ,
e
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 22,800,000 19,462,308
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 505,726
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 309,970
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 340,223
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 419,700
e
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,369,246
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 5,003,343
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,821,945
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,788,922
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 879,488
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,594,875
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,119,928
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 8,768,624
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,491,109
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 11,047,995
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 7,047,888
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,324,116
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 28,135,000 29,838,560
City of Jacksonville ,
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/45 .. 5,000,000 4,592,442
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 5% , 11/01/50 .. 20,000,000 20,674,354
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 7,300,000 7,353,911
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,388,750
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , Zero Cpn., 10/01/26 . 4,500,000 4,140,093
City of Miami Beach ,
Revenue , 2015 A , 5% , 9/01/40 ........................................ 11,000,000 11,154,327
Stormwater , Revenue , 2015 , 5% , 9/01/41 ................................ 10,000,000 10,111,265

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... $ 3,000,000 $ 3,081,819
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 3,689,728
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 7,583,475
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 5,450,223
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 8,021,620
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 15,083,043
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2016
B , Refunding , 5% , 7/01/37 ......................................... 5,000,000 5,138,637
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/35 ............ 755,000 484,797
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/36 ............ 800,000 487,999
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/37 ............ 800,000 461,841
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 14,235,426
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 7,409,479
County of Miami-Dade ,
Aviation , Revenue , 2014 B , Refunding , 5% , 10/01/37 ....................... 5,000,000 5,036,542
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,385,960
Transit System , Revenue , 2015 , Refunding , 5% , 7/01/35 .................... 7,000,000 7,160,845
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,553,381
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,998,397
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,987,553
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 27,020,040
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,046,871
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,537,541
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,604,344
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 868,088
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 576,823
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 1,000,490
e
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,916,971
e
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,500,000 1,532,432
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,356,185
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,236,742
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,086,406
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,746,523
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 16,608,082
Florida Development Finance Corp. ,
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 325,402
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 539,660
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,398,603
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 5,350,000 5,317,280
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 7,000,000 6,451,521

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
$ 1,410,000 $ 1,042,063
Fort Pierce Utilities Authority , Revenue , 1999 B , AMBAC Insured , Zero Cpn., 10/01/24
2,560,000 2,501,380
Greater Orlando Aviation Authority ,
Revenue , 2017 A , 5% , 10/01/47 ....................................... 10,925,000 11,111,619
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 14,292,814
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,552,515
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,180,762
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,523,722
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,765,851
Hillsborough County Aviation Authority ,
Revenue , 2015 A , 5% , 10/01/44 ....................................... 5,000,000 5,022,203
Revenue , 2018 E , 5% , 10/01/48 ....................................... 5,000,000 5,139,339
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 6,006,445
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,792,085
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 654,388
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,310,790
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 320,000 267,573
e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 23,490,000
Miami Beach Redevelopment Agency ,
Tax Allocation , 2015 A , Refunding , AGMC Insured , 5% , 2/01/40 ............... 5,000,000 5,003,640
Tax Allocation , 2015 A 2015 B , Refunding , AGMC Insured , 5% , 2/01/44 ......... 12,000,000 12,007,312
Miami-Dade County Expressway Authority ,
Revenue , 2013 A , Refunding , 5% , 7/01/29 ............................... 10,000,000 10,011,100
Revenue , 2013 A , Refunding , 5% , 7/01/32 ............................... 6,375,000 6,382,184
Revenue , A , Refunding , 5% , 7/01/40 ................................... 49,035,000 49,237,250
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,445,010
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,053,260
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 5,000,000 5,208,844
North Sumter County Utility Dependent District ,
Revenue, Senior Lien , 2019 , BAM Insured , 5% , 10/01/44 .................... 4,000,000 4,228,255
Revenue, Senior Lien , 2019 , 5% , 10/01/49 ............................... 3,635,000 3,779,334
Revenue, Senior Lien , 2019 , 5% , 10/01/54 ............................... 7,000,000 7,241,346
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,410,444
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,655,323
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 4% ,
11/15/41 ....................................................... 500,000 471,936
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,039,564
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,101,894
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 4,255,100
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 105,000 82,541
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,555,740

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.625% ,
5/01/34 ........................................................ $ 1,200,000 $ 1,062,657
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.8% ,
5/01/37 ........................................................ 995,000 844,915
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,510,697
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 641,218
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,075,946
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 404,860
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 617,166
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,334,446
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,518,234
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,237,845
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 606,408
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,011,543
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,698,869
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 14,445,773
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 9,807,137
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,520,103
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 410,392
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 98,141
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 227,855
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 492,436
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 6,049,537
State of Florida , GO , 2016 F , Refunding , 4% , 6/01/37 ........................
8,000,000 8,110,960
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,460,000 1,525,284
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 885,393
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,626,937
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,202,958
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 963,348
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,887,639
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,055,317
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,242,619
e
Village Community Development District No. 15 ,
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,522,097
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 6,173,278
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2017 , Refunding , 5% , 10/15/47 5,000,000 5,155,949

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Volusia County Educational Facility Authority, (continued)
Embry-Riddle Aeronautical University, Inc. , Revenue , 2020 A , Refunding , 5% ,
10/15/49 ....................................................... $ 3,000,000 $ 3,146,012
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
6,970,000 7,721,370
777,716,547
Georgia 4.2%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/44 ............ 3,000,000 3,051,140
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/25 .. 6,955,000 7,008,709
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 5,000,000 5,096,173
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,164,161
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,731,581
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 4,250,000 4,693,525
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 15,800,000 15,939,472
Water & Wastewater , Revenue , 2015 , Refunding , 5% , 11/01/40 ............... 29,500,000 29,970,277
Water & Wastewater , Revenue , 2018 A , Refunding , 5% , 11/01/40 .............. 4,655,000 4,917,104
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 5,049,896
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 50,235
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 2,010,011
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,400,450
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 19,074,654
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,369,556
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 17,534,714
e
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 31,888,178
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2014 A , Refunding , 5% ,
7/01/39 ........................................................ 6,420,000 6,440,983
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , 5% , 7/01/46 ...... 15,000,000 15,276,257
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,734,740
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,263,077
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,329,340
d
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 16,500,000 16,546,104
d
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 14,500,000 14,518,122
d,e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 49,155,000 47,466,801
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 35,584,436
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,403,004
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 5% , 1/01/63 ............................... 7,920,000 8,071,252
Revenue , 2022 A , 5.5% , 7/01/63 ...................................... 2,500,000 2,650,684
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 5,000,000 5,315,896
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,002,100
374,552,632

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii 1.1%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... $ 15,000,000 $ 15,786,721
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 21,364,236
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,794,524
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,563,418
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,886,672
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 6,780,063
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 11,367,813
100,543,447
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 8,094,097
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,953,652
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 371,780
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 559,405
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,057,714
16,036,648
Illinois 5.7%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 22,144,106
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 10,116,417
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,561,884
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,418,723
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 18,000,000 18,466,236
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,388,520
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 10,126,548
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 37,760,429
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,401,183
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 4,273,123
GO , 2020 D , BAM Insured , 4% , 1/01/37 ................................. 1,000,000 1,020,635
GO , 2020 D , BAM Insured , 4% , 1/01/38 ................................. 1,000,000 1,012,321
GO , 2020 D , BAM Insured , 4% , 1/01/39 ................................. 1,000,000 1,007,383
GO , 2020 F-2 , Refunding , 4% , 1/01/36 .................................. 1,250,000 1,277,776
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,463,147
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 1,050,000 1,147,678
GO , 2023 A , 5.5% , 1/01/40 ........................................... 1,300,000 1,412,893
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 5,891,091
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,155,666
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 2,086,655
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 4,173,514
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 3,480,000 1,574,700
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 1,845,000 834,862
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 698,080

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. $ 1,000,000 $ 862,138
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 632,224
Mercy Health Corp. Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/46 ... 30,000,000 30,261,033
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,674,168
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/40 ....................... 3,700,000 3,714,407
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/45 ....................... 3,125,000 3,064,328
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 4,835,000 5,077,640
Revenue , 2002 A , NATL Insured , Zero Cpn., 12/15/37 ...................... 10,000,000 5,742,065
Revenue , 2020 A , Refunding , 5% , 6/15/50 ............................... 8,500,000 8,777,249
Revenue , 2022 A , Refunding , 4% , 12/15/42 .............................. 500,000 488,366
Revenue , 2022 A , Refunding , 4% , 12/15/47 .............................. 365,000 347,310
Revenue , 2022 A , Refunding , 4% , 6/15/52 ............................... 36,000,000 33,023,257
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/24 .................................. 1,370,000 1,328,256
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/24 ............................. 2,480,000 2,414,266
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/26 .................................. 2,465,000 2,232,559
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/26 ............................. 5,235,000 4,813,207
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,032,960
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,374,492
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,163,195
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,857,608
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,849,819
GO , 2019 B , 4% , 11/01/34 ........................................... 2,600,000 2,667,618
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,484,224
GO , 2019 C , 4% , 11/01/43 ........................................... 4,190,000 4,056,840
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,779,686
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,762,524
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,584,800
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 5,012,691
GO , 2021 B , 5% , 3/01/25 ............................................ 4,500,000 4,578,669
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 16,343,309
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 29,927,112
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 16,577,316
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 20,540,868
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 11,331,205
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 17,907,274
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,761,340
Sales Tax , Revenue , 2016 C , Refunding , 4% , 6/15/26 ...................... 5,000,000 5,104,247
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,970,000 10,402,077
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 780,000 798,661
e
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4% , 12/01/40 ........................................... 7,565,000 6,262,227

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
e
Upper Illinois River Valley Development Authority, (continued)
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4.5% , 12/01/50 ......................................... $ 34,795,000 $ 27,345,822
512,372,627
Indiana 2.4%
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 7,506,048
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,140,138
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 12,012,383
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 14,350,122
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,457,067
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,353,658
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,691,539
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,227,506
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 17,518,743
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 24,693,237
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 5,612,662
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,199,685
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,365,082
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,318,952
Marion County Capital Improvement Board , Revenue , 2015 A , Refunding , 5.25% ,
2/01/37 ........................................................ 10,000,000 10,249,204
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,554,436
University of Evansville , Revenue , 2022 A , Refunding , 5.25% , 9/01/57 .......... 10,000,000 9,834,563
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,883,323
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,442,368
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
6,500,000 6,562,024
Indianapolis Local Public Improvement Bond Bank ,
Revenue , 2017 C , Refunding , 5% , 1/01/40 ............................... 10,000,000 10,563,683
Revenue , 2019 A , 4% , 2/01/44 ........................................ 3,000,000 3,015,483
Revenue , 2019 A , 5% , 2/01/49 ........................................ 30,000,000 31,422,753
Revenue, Senior Lien , 2023 E , 6.125% , 3/01/57 ........................... 2,750,000 2,986,761
216,961,420
Iowa 0.9%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Refunding , 5% , 12/01/50 ............. 9,650,000 10,105,288
Iowa Health System Obligated Group , Revenue , 2018 B , Refunding , 5% , 2/15/48 .. 7,500,000 7,758,094
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,249,110
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,027,344
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 2,510,740
d
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.267% , 5/15/26 ..................................... 8,250,000 7,641,718
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,091,852
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 2,899,566
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,266,819
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 20,730,000 19,470,213
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 21,765,000 21,976,835
82,997,579

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas 0.2%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... $ 5,000,000 $ 5,139,762
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 17,007,534
22,147,296
Kentucky 1.5%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,443,462
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,518,866
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ...
5,000,000 4,963,398
County of Boyle , Centre College of Kentucky , Revenue , 2017 , 5% , 6/01/37 ........
2,000,000 2,090,597
County of Carroll ,
Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .............. 3,000,000 2,502,240
d
Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put , 1.55% , 9/01/26 2,000,000 1,857,784
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,914
Fayette County School District Finance Corp. ,
Fayette County School District , Revenue , 2015 D , 5% , 8/01/34 ................ 1,985,000 2,024,092
Fayette County School District , Revenue , 2018 A , 4% , 5/01/38 ................ 1,000,000 1,004,204
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,654,936
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,598,160
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,308,050
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,209,565
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 665,123
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 291,662
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,753,655
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,035,864
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,899,928
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,142,605
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,829,998
d
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.758% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 5,000,000 4,827,644
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
125,000 125,178
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , 5% , 4/01/38 ....................................... 2,500,000 2,628,083
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , 2015 A ,
Refunding , 5% , 7/01/33 ............................................. 3,000,000 3,065,594
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,380,051
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,678,171
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 5,045,295
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc. , Revenue , 2015 , Refunding , 5% , 5/01/31 ............ 2,000,000 1,936,079
Bellarmine University, Inc. , Revenue , 2017 A , Refunding , 5% , 5/01/36 .......... 2,715,000 2,528,449
Louisville Gas and Electric Co. , Revenue , 2003 A , Refunding , 2% , 10/01/33 ...... 4,000,000 3,295,781

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
$ 1,910,000 $ 1,915,454
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 5,941,218
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,626,393
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,476,695
University of Kentucky ,
Revenue , 2014 A , 4% , 4/01/44 ........................................ 2,250,000 2,250,340
Revenue , 2018 A , 4% , 10/01/32 ....................................... 3,250,000 3,310,943
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,332,298
130,158,769
Louisiana 2.5%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,244,536
Water & Sewer , Revenue, Junior Lien , 2019 B , AGMC Insured , 4% , 12/01/44 ..... 6,535,000 6,475,013
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
7,065,000 7,073,424
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,141,742
e
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,400,000 8,305,863
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,880,000 4,244,689
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 2,000,000 1,772,990
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 9,455,000 9,119,956
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 2,110,000 1,849,501
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,820,000 5,062,314
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4% , 10/01/43 ... 3,877,088 2,983,075
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.25% , 10/01/48 6,350,000 4,754,714
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.5% , 10/01/53 . 8,000,000 5,999,639
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 5% , 10/01/61 ... 10,000,000 7,916,304
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2017 A , 5% , 7/01/47 .............................................. 10,000,000 10,187,278
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 9,114,804
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,786,851
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 28,173,857
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 3% , 5/15/47 .............................................. 9,925,000 7,953,267
e
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,456,617
e
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 13,367,526
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,762,685
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 6,029,603
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,145,724
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/44 ........................................ 8,110,000 8,301,535
Revenue , 2020 E , 5% , 4/01/47 ........................................ 10,000,000 10,167,277
Terrebonne Levee & Conservation District ,
Sales Tax , Revenue , 2020 B , Refunding , 4% , 6/01/40 ....................... 5,065,000 5,084,893

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Terrebonne Levee & Conservation District, (continued)
Sales Tax , Revenue , 2020 B , Refunding , 4% , 6/01/41 ....................... $ 5,165,000 $ 5,181,398
221,657,075
Maryland 1.4%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/39 ..................... 10,000,000 10,107,474
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/44 ..................... 10,000,000 10,082,674
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/39 ......................... 9,430,000 9,543,219
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/44 ......................... 5,500,000 5,550,396
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 914,888
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,429,908
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,261,743
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 10,276,671
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,728,854
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 19,906,599
LifeBridge Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ..... 3,000,000 3,001,230
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,382,833
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,742,077
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,376,373
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,555,000 3,467,394
129,772,333
Massachusetts 1.9%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 20,000,000 19,999,864
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,794,358
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 26,075,651
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,759,295
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 11,074,542
Massachusetts Clean Water Trust (The) ,
Revenue , 1999 A , 5.75% , 8/01/29 ..................................... 450,000 454,804
Revenue , 2002 A , 5% , 8/01/32 ........................................ 225,000 227,396
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 15,396,732
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,485,380
e
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 2,914,072
Worcester Polytechnic Institute , Revenue , 2019 , 5% , 9/01/59 ................. 10,000,000 10,584,441
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,000,000 1,936,032
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,241,087
Revenue, Senior Lien , 2023 B , 4.25% , 7/01/44 ............................ 4,500,000 4,490,565
Massachusetts Port Authority ,
Revenue , 2021 E , 5% , 7/01/51 ........................................ 24,870,000 25,988,021
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/49 .................... 7,500,000 7,719,874
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,260,513
166,402,627
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,016

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit, (continued)
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... $ 10,000 $ 10,017
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 1,021,559
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 2,027,391
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,509,750
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 250,582
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,228,592
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,682,280
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 2,565,000 2,652,292
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,611,641
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 12,415,000 12,684,223
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 5,893,558
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,473,380
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AGMC Insured , 5.5% , 12/01/48 ................................. 5,000,000 5,551,876
49,607,157
Mississippi 0.9%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,736,156
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,479,935
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AGMC Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,413,931
e
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,800,000 2,582,116
Mississippi Home Corp. ,
e
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 3.5% , 6/01/33 . 584,263 493,330
e
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. 1,000,000 742,223
e
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4.5% , 6/01/62 . 17,965,177 13,253,475
e
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B-5 , 5.2% , 6/01/36 5,600,000 4,464,961
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. 3,464,038 2,634,268
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.65% , 6/01/62 .................................................. 5,381,952 4,086,769
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,504,345
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 30,000,000 30,282,414
78,673,923
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 20,006,316
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 3,820,231
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,392,802
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,599,970
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,300,878
55,120,197

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ....... $ 10,000,000 $ 10,348,024
Kalispell Regional Medical Center Obligated Group , Revenue , 2018 B , Refunding ,
5% , 7/01/43 .................................................... 6,440,000 6,580,020
16,928,044
Nebraska 0.6%
d
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 15,000,000 15,758,958
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,935,363
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue , 2015 A , Refunding , 5.25% , 2/01/42 ............................. 10,000,000 10,120,775
Revenue , 2016 A , Refunding , 5% , 2/01/49 ............................... 10,000,000 10,226,579
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 .......
7,340,000 7,565,428
56,607,103
Nevada 0.3%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,814,104
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 9,973,823
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,557,558
23,345,485
New Hampshire 0.2%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 2,250,000 2,319,315
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,096,774
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,426,658
16,842,747
New Jersey 3.1%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,493,332
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,636,835
New Jersey Economic Development Authority ,
New Jersey Transit Corp. , Revenue , 2020 A , 5% , 11/01/44 ................... 15,000,000 15,868,822
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/52 ................... 10,000,000 10,681,940
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,573,919
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,543,147
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 845,000 841,275
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 5,245,000 5,068,811
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 8,000,000 7,928,022
New Jersey Transportation Trust Fund Authority ,
Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....................... 35,000,000 18,935,700
Revenue , 2015 AA , 5% , 6/15/45 ....................................... 15,000,000 15,168,629
Revenue , 2018 A , Refunding , 5% , 12/15/36 .............................. 7,000,000 7,526,554
Revenue , 2019 AA , 5.25% , 6/15/43 .................................... 5,000,000 5,316,204
Revenue , 2020 AA , 5% , 6/15/35 ....................................... 3,000,000 3,388,725
Revenue , 2020 AA , 5% , 6/15/37 ....................................... 5,220,000 5,824,954
Revenue , 2020 AA , 5% , 6/15/38 ....................................... 1,000,000 1,109,770
Revenue , 2020 AA , 5% , 6/15/39 ....................................... 4,240,000 4,677,273
Revenue , 2020 AA , 5% , 6/15/40 ....................................... 2,500,000 2,743,776
Revenue , 2020 AA , 5% , 6/15/45 ....................................... 20,435,000 21,976,937

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue , 2020 AA , 4% , 6/15/50 ....................................... $ 39,000,000 $ 37,803,882
Revenue , 2021 A , Refunding , 5% , 6/15/31 ............................... 7,250,000 8,345,888
Revenue , 2021 A , Refunding , 5% , 6/15/33 ............................... 1,250,000 1,435,042
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 17,000,000 16,783,104
Revenue , 2022 CC , 5.5% , 6/15/50 ..................................... 2,000,000 2,227,889
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 11,613,725
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
46,290,000 47,099,543
278,613,698
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 17,940,050
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,499,176
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/33 . 1,000,000 1,009,171
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 1,000,416
35,448,813
New York 8.6%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 1,978,706
City of New York ,
GO , 2002 D , 5.5% , 6/01/24 .......................................... 95,000 95,172
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 12,075,629
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,840,531
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 6,001,004
Metropolitan Transportation Authority ,
Revenue , 2015 A-1 , 5% , 11/15/40 ..................................... 7,000,000 7,046,026
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,358,656
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,231,238
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 48,276,660
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 9,698,262
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 25,552,655
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 37,157,876
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 18,919,226
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 878,025
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,565,490
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 5,926,470
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2015 HH , Refunding , 5% , 6/15/39 ........... 15,000,000 15,257,820
Water & Sewer System , Revenue , 2017 CC-1 , Refunding , 5% , 6/15/46 ......... 32,500,000 33,531,969
Water & Sewer System , Revenue , 2019 DD-1 , 5.25% , 6/15/49 ................ 12,000,000 12,798,763
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2014 A-1 , Refunding , 5% , 11/01/34 ............. 15,000,000 15,044,581
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/38 ...................... 10,000,000 10,331,675
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 11,095,000 11,629,162
Future Tax Secured , Revenue , 2018 C-2 , 5% , 5/01/38 ...................... 11,945,000 12,819,816
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 19,755,272
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/47 ..................... 10,000,000 9,963,685
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 7,491,481
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 47,163,744
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 29,618,663

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2015 B , 5% , 2/15/40 ......... $ 20,000,000 $ 20,230,186
State of New York Personal Income Tax , Revenue , 2017 B , Refunding , 5% , 2/15/42 24,410,000 25,668,055
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,941,574
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/43 ................. 10,000,000 10,393,166
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 14,141,150
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 24,664,655
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,971,915
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 63,880,018
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,513
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 19,399,844
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,196,815
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 7,060,136
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 12,059,603
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 36,753,132
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,157,032
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,706,714
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 16,460,000 16,459,597
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,581,486
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,425,990
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/33 ............. 7,500,000 8,262,811
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 2,000,000 2,093,816
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 2,500,000 2,617,783
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ...........
13,500,000 13,148,410
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............
10,000,000 9,777,047
768,604,705
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,439,926
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,237,247
North Carolina Turnpike Authority ,
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/33 ...................... 25,000,000 18,285,740
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/34 ...................... 15,000,000 10,548,168
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/35 ...................... 15,215,000 10,262,254
46,773,335
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/34 .. 5,500,000 5,806,600
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/35 .. 1,815,000 1,736,791
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/37 .. 2,950,000 2,803,431
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 4,600,000 4,331,483
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 3,875,000 3,548,299
Altru Health System Obligated Group , Revenue , 2023 A , AGMC Insured , 5% ,
12/01/53 ....................................................... 2,440,000 2,580,116
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
14,500,000 14,588,883
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AGMC Insured , 4% , 4/01/44 ............................ 10,000,000 9,899,324
Revenue , 2019 A , AGMC Insured , 4% , 4/01/50 ............................ 9,620,000 9,144,553
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,717,789

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
University of North Dakota, (continued)
COP , 2018 A , 5% , 4/01/57 ........................................... $ 10,000,000 $ 10,334,430
70,491,699
Ohio 2.0%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 3,915,000 3,769,626
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 5,700,000 5,417,224
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 20,000,000 20,318,030
Prairie State Energy Campus , Revenue , 2015 A , Refunding , 5% , 2/15/39 ........ 5,000,000 5,002,777
Prairie State Energy Campus , Revenue , 2015 A , Refunding , 5% , 2/15/42 ........ 2,500,000 2,501,389
Prairie State Energy Campus , Revenue , 2019 C , Refunding , 4% , 2/15/39 ........ 18,795,000 19,003,098
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,167,459
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,947,965
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,349,885
County of Franklin , Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% ,
7/01/40 ......................................................... 10,410,000 8,775,756
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,656,897
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,640,796
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 10,230,923
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,853,253
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,289,636
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,105,860
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,287,877
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 41,850,431
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 10,000,000 9,864,996
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 608,250
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/40 855,000 792,957
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,330,170
180,765,255
Oklahoma 0.3%
Edmond Public Works Authority ,
Revenue , 2017 , 5% , 7/01/42 ......................................... 4,000,000 4,169,074
Revenue , 2017 , 5% , 7/01/47 ......................................... 4,500,000 4,651,997
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,545,163
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ...................
6,000,000 6,684,502
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 .............
4,000,000 3,972,456
23,023,192
Oregon 1.1%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 12,255,115
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
10,000,000 10,544,687
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,693,300
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,543,313

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... $ 10,000,000 $ 10,771,538
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,558,516
Airport , Revenue , 28 , 5% , 7/01/52 ..................................... 13,755,000 14,532,774
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 20,471,377
State of Oregon ,
Housing & Community Services Department , Revenue , 2018 A , 3.6% , 1/01/33 .... 5,080,000 5,078,681
Housing & Community Services Department , Revenue , 2018 D , 3.8% , 7/01/34 .... 4,695,000 4,692,342
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/42 ....................................... 5,900,000 2,619,617
GO , 2018 A , Zero Cpn., 6/15/43 ....................................... 5,500,000 2,316,864
98,078,124
Pennsylvania 1.4%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,003,005
Allentown Commercial and Industrial Development Authority , Lincoln Leadership
Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ..................... 1,600,000 1,669,700
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,428,623
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,642,213
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,871,553
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 395,000 374,759
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 305,667
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,394,822
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 11,606,766
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,111,267
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 555,739
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,030,663
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 8,510,207
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation , Revenue , 2022 ,
5.25% , 6/30/53 .................................................. 4,000,000 4,251,348
Commonwealth of Pennsylvania Department of Transportation , Revenue , 2022 , 6% ,
6/30/61 ........................................................ 5,000,000 5,655,100
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,028,018
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 5,268,792
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 9,141,792
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,702,281
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,561,674
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 8,255,588
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
4,000,000 4,012,406
School District of Philadelphia (The) ,
GO , 2016 F , Refunding , 5% , 9/01/33 ................................... 6,415,000 6,616,606
GO , 2016 F , Refunding , 5% , 9/01/36 ................................... 4,090,000 4,206,353
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,459,212
124,664,154

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. $ 5,500,000 $ 5,549,381
Rhode Island Housing & Mortgage Finance Corp. ,
Revenue , 10 A , 6.5% , 4/01/27 ........................................ 130,000 130,313
Revenue , 15 A , 6.85% , 10/01/24 ...................................... 50,000 50,124
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2021 A , 5% , 12/01/27 ............................. 1,000,000 1,046,957
Revenue, Senior Lien , 2021 A , 5% , 12/01/29 ............................. 2,025,000 2,204,102
8,980,877
South Carolina 1.9%
County of Greenwood ,
Self Regional Healthcare , Revenue , 2017 , Refunding , 4% , 10/01/37 ............ 8,465,000 8,569,390
Self Regional Healthcare , Revenue , 2017 , Refunding , 4% , 10/01/39 ............ 1,195,000 1,201,546
e
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,037,010
d
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,779,924
South Carolina Jobs-Economic Development Authority ,
e
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 23,510,000 19,871,771
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 22,470,000 18,992,714
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-2 , 4.75% , 12/01/26 ........... 2,115,000 1,985,751
e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 17,900,000 13,493,681
e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 32,000,000 22,235,882
e
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 24,617,088
e
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 736,745
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 25,000,000 25,524,657
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 10,184,835
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,553,108
Spartanburg Regional Health Services District , Spartanburg Regional Health Services
District Obligated Group , Revenue , 2020 A , AGMC Insured , 4% , 4/15/39 ........ 1,410,000 1,421,078
171,205,180
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority ,
Revenue , 2015 A , Refunding , 5% , 8/01/38 ............................... 3,475,000 3,553,117
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,757,125
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 15,287,436
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 11,051,820
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,683,297
45,332,795
Tennessee 3.7%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,013,492
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,805,335
City of Germantown ,
GO , 2017 , 4% , 8/01/43 ............................................. 2,330,000 2,344,095
GO , 2017 , 4% , 8/01/45 ............................................. 2,525,000 2,532,902
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,929,423
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 5% ,
4/01/36 ........................................................ 115,000 117,167
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 24,265,000 23,550,932
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 4% ,
4/01/41 ........................................................ 735,000 740,537

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
City of Jackson, (continued)
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... $ 2,255,000 $ 2,345,797
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 126,073
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 5,000,082
City of Memphis ,
Electric System , Revenue , 2020 A , 3% , 12/01/42 .......................... 2,470,000 2,091,301
Gas , Revenue , 2020 , 3% , 12/01/42 .................................... 1,000,000 856,544
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,444,282
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,765,762
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,784,944
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,010,152
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue , 2014 , 5% , 9/01/44 ......................................... 4,400,000 4,427,242
Revenue , 2020 , 4% , 9/01/50 ......................................... 500,000 495,693
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,997,417
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,811,464
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,999,826
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,447,689
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 23,257,641
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,191,399
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 5,196,356
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,898,342
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 3,002,938
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,309,615
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 814,425
Memphis-Shelby County Airport Authority ,
Revenue , 2018 , 5% , 7/01/47 ......................................... 11,000,000 11,236,353
Revenue , 2021 A , 5% , 7/01/45 ........................................ 12,235,000 12,865,835
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 2,655,626
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 6,323,375
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/41 ............... 1,050,000 931,874
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 6,860,000 5,594,029
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 5,046,339
Metropolitan Government of Nashville & Davidson County , Electric , Revenue , 2014 A ,
Refunding , 5% , 5/15/39 ............................................. 4,000,000 4,020,602
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,999,414
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,810,872
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 18,158,685
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,717,357
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,716,277
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 4,000,000 4,180,012
Rhodes College , Revenue , 2015 , 5% , 8/01/45 ............................ 1,700,000 1,719,988
Rhodes College , Revenue , 2017 , Refunding , 4% , 8/01/40 ................... 3,000,000 3,014,338

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
$ 2,015,000 $ 1,782,033
d
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 58,715,976
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 805,000 792,834
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 556,968
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 980,443
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,641,850
Revenue , 2023-3 A , GNMA Insured , 5.4% , 7/01/53 ......................... 6,000,000 6,303,568
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,004,000
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,571,251
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 793,839
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,001,187
331,443,792
Texas 10.4%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,491,114
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 10,700,000 11,110,898
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,417,665
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 ..................
6,000,000 6,724,970
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,734,226
Central Texas Turnpike System ,
Revenue , 2015 C , Refunding , 5% , 8/15/37 ............................... 5,000,000 5,028,778
Revenue , 2015 C , Refunding , 5% , 8/15/42 ............................... 36,750,000 36,911,531
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,708,282
City of Austin ,
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,120,786
e
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,363,692
e
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,324,481
e
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,682,473
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,989,761
Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ................... 13,200,000 13,446,509
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 19,283,911
e
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,040,000 17,797,535
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/48 ............................................. 5,000,000 5,415,803
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,710,891
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,056,566
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,114,431
e
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 820,886
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 373,607

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
$ 3,500,000 $ 3,421,075
e
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,321,271
e
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,664,936
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 575,079
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,147,573
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,119,623
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 12,597,695
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 5,311,673
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 3,336,557
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,713,115
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, First Lien , 2021 A , 4% , 10/01/50 ..... 1,640,000 1,336,738
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 102,642
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 113,821
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 114,301
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 96,628
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 95,928
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 601,784
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 674,591
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 607,311
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 ....
7,500,000 8,353,884
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,442,855
e
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 33,200,000 25,067,418
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,295,017
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,555,956
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,908,124
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,756,832
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,360,633
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,830,943
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 824,067
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 849,220
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,455,956
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 2,049,920
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,499,944
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 ..
5,500,000 5,446,509
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 .......
10,000,000 10,441,554
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 142,397
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 144,588
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 142,675
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 149,695
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 291,869
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 286,939
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 285,296
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 526,779
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 838,187

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
e
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ $ 12,605,529 $ 9,576,312
Lamar Consolidated Independent School District ,
GO , 2018 , PSF Guaranty , 5% , 2/15/43 .................................. 6,800,000 7,096,266
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,850,694
GO , 2023 A , PSF Guaranty , 5% , 2/15/58 ................................ 7,000,000 7,600,265
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 15,219,819
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 ..
15,000,000 14,576,681
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,158,971
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 10,000,000 9,075,000
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,434,364
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,262,363
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 201,915
Westminster Manor , Revenue , 2021 , 4% , 11/01/49 ......................... 14,400,000 12,514,735
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,452,291
North Harris County Regional Water Authority ,
Revenue, Senior Lien , 2016 , Refunding , 4% , 12/15/41 ...................... 10,000,000 10,034,680
Revenue, Senior Lien , 2016 , Refunding , 5% , 12/15/46 ...................... 18,460,000 19,009,862
North Texas Tollway Authority ,
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/35 ......... 10,000,000 10,136,211
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/38 ......... 10,000,000 10,107,032
North Texas Tollway System , Revenue, First Tier , 2017 A , Refunding , 5% , 1/01/43 . 10,000,000 10,518,655
North Texas Tollway System , Revenue, First Tier , I , Pre-Refunded , 6.5% , 1/01/43 .. 25,000,000 25,746,353
North Texas Tollway System , Revenue, Second Tier , 2017 B , Refunding , 5% , 1/01/48 5,000,000 5,150,031
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 25,250,000 26,342,083
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,815,261
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/43 .... 7,500,000 2,431,648
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 31,733,677
Northwest Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .....
7,000,000 7,007,697
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,098,492
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 13,705,000 11,934,979
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 3,156,963
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 855,550
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 36,265,542
San Jacinto River Authority ,
Revenue , 2011 , AGMC Insured , 5% , 10/01/32 ............................ 5,000,000 5,004,192
Revenue , 2011 , AGMC Insured , 5% , 10/01/37 ............................ 3,000,000 3,001,395
Sherman Independent School District , GO , 2023 B , PSF Guaranty , 5% , 2/15/53 ....
5,000,000 5,451,831
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,468,569
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,874,520
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,685,236
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,579,964
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group , Revenue , 1994 , FGIC Insured , ETM, 6% ,
9/01/24 ........................................................ 935,000 950,045

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Department of Housing & Community Affairs , Revenue , 2023 A , GNMA Insured ,
5.25% , 1/01/53 ................................................... $ 14,000,000 $ 14,762,572
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,410,463
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 11,084,434
d
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,553,098
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,502,145
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/48 ...... 6,250,000 1,879,796
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/49 ...... 5,000,000 1,427,968
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/50 ...... 5,500,000 1,482,201
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 25,137,137
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 19,730,496
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 17,725,248
e
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 536,298
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 831,000 705,613
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 495,480
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 854,607
Viridian Municipal Management District , GO , 2023 , AGMC Insured , 5% , 12/01/49 ...
1,000,000 1,028,689
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,931,732
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 635,158
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 465,602
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 1,113,273
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,097,219
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........
23,445,000 25,349,712
936,817,479
Utah 1.1%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38
10,000,000 10,180,179
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ......................
6,840,000 6,740,326
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,614,377
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 10,000,000 10,391,587
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,666,814
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,046,412
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,563,544
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 533,718
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 348,189
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 537,263
Revenue , 2021 , 4% , 10/15/38 ........................................ 500,000 467,957
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,304,063
e
Revenue , 144A, 2021 , 3% , 10/15/45 ................................... 2,000,000 1,410,189
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,240,911
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,652,663

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
$ 10,000,000 $ 10,375,108
100,073,300
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College , Revenue , 2020 , Refunding , 5% , 11/01/49 4,000,000 4,227,814
University of Vermont Health Network Obligated Group , Revenue , 2016 A ,
Refunding , 5% , 12/01/36 ........................................... 5,000,000 5,139,620
9,367,434
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,126,545
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5% , 7/01/60 ................................................ 19,000,000 20,179,339
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43
11,120,000 11,770,281
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,056
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 3,730,000 3,814,687
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,270,000 6,388,790
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/39 ........................................................ 5,520,000 5,345,612
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,560,628
53,255,938
Washington 2.5%
d
Align Capital Trust , Revenue , 2020-4 A , Mandatory Put , 3.75% , 1/01/26 .......... 10,139,330 9,819,498
City of Seattle ,
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/36 ............ 15,000,000 15,425,382
Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 ..................... 10,855,000 10,991,241
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 34,100,072
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 .........
4,500,000 4,625,709
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,006
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,467,241
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,847,781
g
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 3,050,000 3,226,065
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 30,644,789
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/45 ........................................................ 2,610,000 2,518,683
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 272,388
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/30 ....................................................... 265,000 291,537
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 276,480
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 285,457
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,140,854
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 852,745
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 24,312,015
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,177,903

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... $ 8,000,000 $ 8,000,962
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Pre-Refunded ,
5% , 10/01/41 ................................................... 315,000 318,516
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,710,010
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 14,513,845
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 21,133,365 19,918,078
e
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,965,000 2,504,135
e
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 7,625,000 8,370,958
225,617,350
West Virginia 0.7%
d
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,034,509
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 13,250,000 13,068,375
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,151,529
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,445,802
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,207,280
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 20,700,000 21,379,366
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,215,919
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,642,950
65,145,730
Wisconsin 4.5%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 25,000,000 25,944,815
e
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 16,959,403
2017 IAVF Rubix LLC , Revenue , 2020 A , 4.25% , 12/01/50 ................... 3,750,000 2,925,913
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,256,996
e
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 39,000,000 32,387,901
Appalachian Regional Healthcare System Obligated Group , Revenue , 2021 A , 4% ,
7/01/46 ........................................................ 5,075,000 4,216,968
Appalachian Regional Healthcare System Obligated Group , Revenue , 2021 A , 4% ,
7/01/51 ........................................................ 5,705,000 4,483,400
Appalachian Regional Healthcare System Obligated Group , Revenue , 2021 A , 4% ,
7/01/56 ........................................................ 2,250,000 1,723,571
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,610,318
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 10,035,038
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 869,479
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 7,385,733
d
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,249,612
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,518,056
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 7,368,700
e
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 23,049,657
e
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 26,950,000 28,092,063
e
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 42,800,000 42,800,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
e
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 $ 24,375,000 $ 20,544,223
e
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 22,895,070
e
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,645,489
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 615,880
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 24,811,961
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 3,969,066
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/41 ............................................ 5,145,000 4,174,963
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,260,435
Triad Educational Services, Inc. , Revenue , 2022 , 5.25% , 6/15/52 .............. 1,610,000 1,533,573
Triad Educational Services, Inc. , Revenue , 2022 , 5.375% , 6/15/57 ............. 1,550,000 1,496,024
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,109,190
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 7,813
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,468,571
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 886,966
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,740,158
d,e
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-2 , Mandatory Put ,
4% , 12/01/35 ................................................... 29,600,000 25,184,538
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 7,535,740
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 14,635,833
Marshfield Clinic Health System Obligated Group , Revenue , 2017 C , Refunding , 5% ,
2/15/47 ........................................................ 20,000,000 20,012,194
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 3,320,387
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 812,191
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ 530,000 482,673
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/41 ........................................................ 510,000 435,174
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 381,402
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 705,795
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 770,000 657,027
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 650,000 521,918
Thedacare, Inc. Obligated Group , Revenue , 2019 , Refunding , 4% , 12/15/37 ...... 5,135,000 5,156,102
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 714,876
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,026,104
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,322,178
401,941,137
U.S. Territories 3.1%
District of Columbia 2.1%
District of Columbia ,
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/24 ..................... 12,120,000 12,120,000
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/25 ..................... 7,000,000 7,009,181

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/26 ..................... $ 9,950,000 $ 9,961,041
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 21,101,144
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 25,612,644
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 4,128,659
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 996,393
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,870,900
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 26,248,483
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,539,523
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 10,350,551
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,445,318
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AGMC Insured ,
6.5% , 10/01/41 .................................................. 25,000,000 27,341,270
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 12,656,166
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 4% ,
7/15/43 ......................................................... 12,775,000 12,826,097
189,207,370
Puerto Rico 1.0%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 458,954 460,544
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 2,305,353 2,315,542
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 11,899,431 11,679,536
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 2,238,588 2,248,483
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 86,797 87,297
Puerto Rico Electric Power Authority ,
b,g
Revenue , 6% , 7/01/41 .............................................. 3,809,333 3,809,333
b,g
Revenue , 7.125% , 7/01/59 ........................................... 18,500,231 18,500,231
h
Revenue , 2013 A , 5% , 7/01/42 ........................................ 18,925,000 5,866,750
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 5,780,000 5,720,166
h
Revenue , XX , 5.25% , 7/01/40 ........................................ 15,000,000 4,650,000
h
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,500,000 2,450,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,576,000 27,665,313
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 5,489,954
90,943,149
Total U.S. Territories .................................................................... 280,150,519
Total Municipal Bonds (Cost $ 8,928,514,255 ) ...................................
8,810,706,900
Shares
Escrows and Litigation Trusts 0.0%
†
b ,i
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 1,378,715
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,378,715
Total Long Term Investments (Cost $ 8,990,893,413 ) .............................
8,874,506,272
a
a a a a

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 38 .
Short Term Investments 0.4%
a a
Principal
Amount
a
Value
Municipal Bonds 0.4%
Massachusetts 0.0%
†
j
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 2% , 11/01/49 ............. $ 800,000 $ 800,000
New York 0.3%
j
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 4.5% ,
6/15/33 ........................................................ 5,630,000 5,630,000
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 3.18% , 6/15/49 ...................................... 17,045,000 17,045,000
j
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.1% , 8/01/42 ........... 700,000 700,000
23,375,000
North Carolina 0.1%
j
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2007 B , Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
3.1% , 1/15/38 .................................................... 10,000,000 10,000,000
Ohio 0.0%
†
j
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.2% , 6/01/34 .................. 2,310,000 2,310,000
Total Municipal Bonds (Cost $ 36,485,000 ) ......................................
36,485,000
Total Short Term Investments (Cost $ 36,485,000 ) ................................
36,485,000
a
Total Investments (Cost $ 9,027,378,413 ) 99.3% ..................................
$8,910,991,272
Other Assets, less Liabilities 0.7% .............................................
63,062,359
Net Assets 100.0% ...........................................................
$8,974,053,631
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2024, the aggregate value of these securities was $903,384,635, representing 10.1% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Security purchased on a when-issued basis.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Non-income producing.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC  market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2024, the Fund held investments in affiliated management investment companies as follows:

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $1,981,210 $— $— $— $24,070 $2,005,280 83,000 $52,778
Total Affiliated Securities ... $1,981,210 $— $— $— $24,070 $2,005,280 $52,778
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 2,005,280 $ — $ — $ 2,005,280
Corporate Bonds ........................ — — 35,720,552 35,720,552
Senior Floating Rate Interests ............... — — 24,694,825 24,694,825
Municipal Bonds : —
Alabama ............................. — 255,423,138 — 255,423,138
Alaska ............................... — 34,025,520 — 34,025,520
Arizona .............................. — 235,205,606 — 235,205,606
Arkansas ............................. — 6,131,918 — 6,131,918
California ............................. — 685,208,787 — 685,208,787
Colorado ............................. — 263,966,118 — 263,966,118
Connecticut ........................... — 18,412,697 — 18,412,697
Delaware ............................. — 8,094,954 — 8,094,954
Florida ............................... — 777,716,547 — 777,716,547
Georgia .............................. — 374,552,632 — 374,552,632
Hawaii ............................... — 100,543,447 — 100,543,447
Idaho ................................ — 16,036,648 — 16,036,648
Illinois ............................... — 512,372,627 — 512,372,627
Indiana .............................. — 216,961,420 — 216,961,420
Iowa ................................ — 82,997,579 — 82,997,579
Kansas .............................. — 22,147,296 — 22,147,296
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Municipal Bonds:
Kentucky ............................. $ — $ 130,158,769 $ — $ 130,158,769
Louisiana ............................. — 221,657,075 — 221,657,075
Maryland ............................. — 129,772,333 — 129,772,333
Massachusetts ........................ — 166,402,627 — 166,402,627
Michigan ............................. — 49,607,157 — 49,607,157
Mississippi ............................ — 78,673,923 — 78,673,923
Missouri .............................. — 55,120,197 — 55,120,197
Montana ............................. — 16,928,044 — 16,928,044
Nebraska ............................. — 56,607,103 — 56,607,103
Nevada .............................. — 23,345,485 — 23,345,485
New Hampshire ........................ — 16,842,747 — 16,842,747
New Jersey ........................... — 278,613,698 — 278,613,698
New Mexico ........................... — 35,448,813 — 35,448,813
New York ............................. — 768,604,705 — 768,604,705
North Carolina ......................... — 46,773,335 — 46,773,335
North Dakota .......................... — 70,491,699 — 70,491,699
Ohio ................................ — 180,765,255 — 180,765,255
Oklahoma ............................ — 23,023,192 — 23,023,192
Oregon .............................. — 98,078,124 — 98,078,124
Pennsylvania .......................... — 124,664,154 — 124,664,154
Rhode Island .......................... — 8,980,877 — 8,980,877
South Carolina ......................... — 171,205,180 — 171,205,180
South Dakota .......................... — 45,332,795 — 45,332,795
Tennessee ............................ — 331,443,792 — 331,443,792
Texas ............................... — 936,817,479 — 936,817,479
Utah ................................ — 100,073,300 — 100,073,300
Vermont .............................. — 9,367,434 — 9,367,434
Virginia .............................. — 53,255,938 — 53,255,938
Washington ........................... — 225,617,350 — 225,617,350
West Virginia .......................... — 65,145,730 — 65,145,730
Wisconsin ............................ — 401,941,137 — 401,941,137
U.S. Territories ..........................
District of Columbia ..................... — 189,207,370 — 189,207,370
Puerto Rico ........................... — 68,633,585 22,309,564 90,943,149
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — 36,485,000 — 36,485,000
Total Investments in Securities ........... $2,005,280 $8,824,882,336 $84,103,656 $8,910,991,272
4. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Interbank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.